INCOME TAX AND SOCIAL CONTRIBUTION	3 Months Ended
Mar. 31, 2022
INCOME TAX AND SOCIAL CONTRIBUTION
INCOME TAX AND SOCIAL CONTRIBUTION

NOTE 12 - INCOME TAX AND SOCIAL CONTRIBUTION

12.1 - Current income tax and social contribution

	3/31/2022	12/31/2021
Current assets
Advances/IRPJ and CSLL negative balance	1,841,844	1,487,777

Current liabilities
Current income tax	167,362	35
Current social contribution	55,391	19,589
	222,753	19,624

12.2 - Deferred income and social contribution taxes

	3/31/2022	12/31/2021
Non-current assets
Deferred IRPJ and CSLL	1,419,829	1,500,987

Non-current liabilities
Deferred IRPJ and CSLL	7,183,249	7,244,737

12.3 - Composition of deferred income tax and social contribution

	3/31/2022			12/31/2021
			Net Asset			Net Asset
	Asset	Liability	(liability) effect	Asset	Liability	(liability) effect
Deferred assets
CGT Eletrosul	2,907,091	(1,487,262)	1,419,829	2,946,137	(1,445,150)	1,500,987
Total	2,907,091	(1,487,262)	1,419,829	2,946,137	(1,445,150)	1,500,987

Deferred liability
Eletrobras	—	(589,572)	(589,572)	—	(569,816)	(569,816)
Chesf	1,796,939	(2,550,820)	(753,881)	1,754,433	(2,424,625)	(670,192)
Furnas	2,413,026	(6,595,788)	(4,182,762)	2,324,090	(6,459,602)	(4,135,512)
Eletropar	—	(13,208)	(13,208)	—	(9,805)	(9,805)
Eletronorte	1,583,813	(3,227,639)	(1,643,826)	1,374,181	(3,233,593)	(1,859,412)
Electronuclear	609,927	(609,927)	—	549,705	(549,705)	—
Total	6,403,705	(13,586,954)	(7,183,249)	6,002,409	(13,247,146)	(7,244,737)

Total	9,310,796	(15,074,216)		8,948,546	(14,692,296)

	3/31/2022	12/31/2021
Deferred tax assets
Operating provisions	1,022,737	1,015,144
Tax credit without tax loss and negative basis	1,927,861	2,052,298
Provision for contingencies	2,528,084	2,370,870
Provision for expected credit losses	1,430,507	1,075,818
Provision for investment losses	234,400	234,400
Adjustments IFRS 15	356,400	348,481
Impairment	1,685,144	1,535,144
Others	125,663	316,391
Total Assets	9,310,796	8,948,546

Deferred tax liabilities
Contract asset	10,325,959	10,104,705
Adjustments IFRS 15	1,303,658	1,141,187
Renegotiation of hydrological risk	1,280,012	1,344,845
Debt charges	558,457	558,457
FVTOCI financial instruments	589,572	569,816
Accelerated depreciation	278,684	273,826
Others	737,874	699,460
Total Liabilities	15,074,216	14,692,296

Deferred tax liabilities	5,763,420	5,743,750

The amounts recognized in the financial statements are the result of our best estimate of future taxable profits, and take into account the temporary differences, tax losses, and the negative basis of the social contribution of each entity.

The Companies below have deferred taxes (net) as a result of temporary differences, tax losses and negative basis of social contribution. Their expected tax realization for future years is as follows:

	Eletrobras	CGT Eletrosul	Furnas	Chesf	Eletropar	Eletronorte	Total
2022	(196,524)	63,145	(648,987)	(10,194)	(4,402)	(99,319)	(896,281)
2023	(196,524)	60,026	(882,444)	(13,592)	(4,402)	(132,425)	(1,169,361)
2024	(196,524)	43,372	(917,024)	(20,495)	(4,403)	(142,638)	(1,237,712)
2025	—	26,110	(926,648)	(22,888)	—	(156,435)	(1,079,860)
After 2025	—	1,227,176	(807,659)	(686,712)	—	(1,113,010)	(1,380,204)
Total	(589,572)	1,419,829	(4,182,762)	(753,881)	(13,207)	(1,643,826)	(5,763,418)

Additionally, Eletrobras and its subsidiary Eletronuclear do not present future taxable income and, therefore, the deferred tax credits for tax losses and negative basis of social contribution which were not recorded in the financial statements totalled R$ 5,603,996 as of March 31, 2022 (R$ 3,565,988 as of December 31, 2021).

	3/31/2022	12/31/2021
Eletrobras	5,283,943	3,205,305
Eletronuclear	320,053	360,683
Total	5,603,996	3,565,988

Aside from the non-recognized deferred tax liabilities derived from tax losses and negative basis of social contribution, as presented above, the Company had unrecorded deferred assets, related to temporary differences in its accounting books, in the amount of R$ 10,961,447 as of March 31, 2022. Their composition is described below:

Deferred tax assets on unrecognized temporary differences	3/31/2022
Provision for litigation	9,709,485
Actuarial provision	305,153
ECL	462,242
Others	484,567
Total	10,961,447

12.4 - Reconciliation of income tax and social contribution expenses

	3/31/2022	3/31/2021

	Corporate Income Tax and Social Contribution
Earnings before corporate income tax and social contribution	3,585,241	2,816,505

Total corporate income tax and social contribution calculated at a rate of 25% and 9%, respectively	(1,218,982)	(957,611)

Addition and exclusion effects:
Unrecognized/write-off deferred taxes	(192,323)	(115,154)
Exchange variation	207,298	(353,570)
Equity method investments	274,882	146,226
Provisions	14,008	(140,534)
Financial income - contract asset	131,186	(102,972)
Revenue from dividend	6,202	97,237
Tax-loss offset/Negative Basis	40,629	(35,918)
Establishment of tax credits (debits)	(84,548)	(69,685)
Tax incentives (a)	141,012	178,695
Grants	(702)	(3,624)
Hydrological Risk Renegotiation	51,842	—
Other additions and exclusions	(239,370)	149,544
Total Corporate Income Tax and Social Contributions expenses	(868,866)	(1,207,366)
Effective tax rate	24.23%	42.87%

(a)	Tax incentives

The Northeast Development Superintendence (SUDENE) and the Amazon Development Superintendence (SUDAM), through constitutive reports, recognized the right to a 75% reduction in income tax and non-refundable surcharges calculated on operating profit resulting from electricity generation and transmission activities. As of March 31, 2022, the gain resulting from this measure was R$ 58,906 (R$ 151,751 as of March 31, 2021).

12.5 - Income tax and social contribution recognized in other comprehensive income

	3/31/2022	3/31/2021
Adjust actuarial gains and losses	—	14,206
Remeasuring the fair value of financial instruments through OCI (Other comprehensive income)	57,754	(5,072)
Total income tax and social contribution recognized in other comprehensive income	57,754	9,134